Accrued Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued Liabilities and Other Liabilities
12.	Accrued liabilities and other liabilities

	As of December 31,
	2019	2020
Accrued liabilities and other current liabilities
VAT received from customers related to contract liabilities	937	28,958
Salary and welfare payable	24,034	25,148
Rental deposits	—	4,011
Refund from depository bank – current	—	2,060
Other tax payables	2,225	874
Professional service fee accrual	7,493	—
Other service fee payables	2,196	—
Others	3,806	2,292

Total	40,691	63,343

Non-current
Refund from depository bank – non-current	—	8,020